Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment, net consisted of the following:

	December 31, 2013	December 31, 2012
Medical equipment	$1,278,681	$3,033,792
Office equipment	86,001	87,163
Manufacturing equipment	307,971	303,143
Leasehold improvements	390,911	390,911
	2,063,564	3,815,009
Less accumulated depreciation and amortization	(1,144,095)	(1,374,928)
	$919,469	$2,440,081